Transactions With Related Parties (Details) - Schedule of Assets and Liabilities With Related Parties - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and deposits in banks	$ 1,208,860	$ 1,227,700
Financial assets at FVTPL
Financial derivative contracts	10,879,777	12,309,770
Other assets	2,644,044	2,535,775
Financial liabilities at FVTPL
Financial derivative contracts	10,587,308	12,155,024
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,075,590	14,260,609
Obligations under repurchase agreements	2,755,243	276,588
Issued debt instruments	7,699,100	8,133,275
Other financial liabilities	60,780,717	61,668,037
Group entities
Assets
Cash and deposits in banks	92,598	162,452
Repurchase agreements and securities lending	112,976	0
Financial assets at FVTPL
Financial derivative contracts	960,521	1,120,543
Other assets	664,461	885,307
Financial liabilities at FVTPL
Financial derivative contracts	1,282,113	1,757,184
Financial liabilities at amortised cost
Deposits and other demand liabilities	28,885	28,446
Time deposits and other time liabilities	200,929	140,475
Obligations under repurchase agreements	187,074	265,474
Interbank borrowing	119,089	85,325
Issued debt instruments	876,075	941,320
Other financial liabilities	108,084	236,998
Associates entities
Assets
Cash and deposits in banks	0	0
Repurchase agreements and securities lending	0	0
Financial assets at FVTPL
Financial derivative contracts	20,155	11,134
Other assets	812,210	686,884
Financial liabilities at FVTPL
Financial derivative contracts	16,830	13,143
Financial liabilities at amortised cost
Deposits and other demand liabilities	1,403	1,007
Time deposits and other time liabilities	0	0
Obligations under repurchase agreements	0	0
Interbank borrowing	0	0
Issued debt instruments	0	0
Other financial liabilities	684,448	664,461
Key personnel
Assets
Cash and deposits in banks	0	0
Repurchase agreements and securities lending	0	0
Financial assets at FVTPL
Financial derivative contracts	0	0
Other assets	0	0
Financial liabilities at FVTPL
Financial derivative contracts	0	0
Financial liabilities at amortised cost
Deposits and other demand liabilities	5,215	3,260
Time deposits and other time liabilities	5,139	4,996
Obligations under repurchase agreements	196,411	0
Interbank borrowing	0	0
Issued debt instruments	0	0
Other financial liabilities	0	0
Other
Assets
Cash and deposits in banks	0	0
Repurchase agreements and securities lending	0	0
Financial assets at FVTPL
Financial derivative contracts	0	0
Other assets	0	0
Financial liabilities at FVTPL
Financial derivative contracts	15,043	0
Financial liabilities at amortised cost
Deposits and other demand liabilities	67,338	407
Time deposits and other time liabilities	12,760	69
Obligations under repurchase agreements	0	0
Interbank borrowing	0	0
Issued debt instruments	0	0
Other financial liabilities	$ 0	$ 0